DISCONTINUED OPERATIONS - Statement of Operations for Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Revenue		$ 525,292
Operating expenses:
Direct operating costs		371,613
Selling, general and administrative expenses		136,808
Depreciation and amortization		25,561
Total operating expenses		533,982
Operating loss		(8,690)
Other (expense) income:
Interest expense, net		(6,311)
Other income, net		258
Equity earnings of affiliates, net of tax		3,898
Loss from discontinued operations before income taxes		(10,845)
Gain on sale of discontinued operations		729,345
Provision for income taxes		23,502
Income (loss) from discontinued operations, net of tax	$ (5,000)	694,998
Income attributable to non-controlling interests		440
Income from discontinued operations		$ 694,558